Note 3 - Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
3.	Cash and cash equivalents

Cash and cash equivalents consists of cash of
$1.053
million (
December
31,
2017
-
$3.225
million) and a banker’s acceptance, a short-term treasury bill with original maturity of three
months, and funds deposited into high interest savings accounts totaling
$16.891
million (
December
31,
2017
-
$7.406
million).